UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Brian F. Link Secretary The China Fund, Inc. 100 Summer Street SUM0703 Boston, MA 02111	Leonard B. Mackey, Jr., Esq. Clifford Chance U.S. LLP 31 West 52nd Street New York, New York 10019-6131

Registrant’s telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK
HONG KONG
Automobiles — (0.9%)
Brilliance China Automotive Holdings, Ltd.(1)	2,224,000	$2,467,958

Commercial Services & Supplies — (3.3%)
China Everbright International, Ltd.(1)	7,256,000	7,836,843
Goldpac Group, Ltd. #	5,021,000	1,391,325

		9,228,168

Construction & Engineering — (1.0%)
China State Construction International Holdings, Ltd.	2,110,000	2,822,797

Diversified Financial Services — (4.3%)
Hong Kong Exchanges and Clearing, Ltd.(1)	477,900	11,795,209

Diversified Telecommunication Services — (3.6%)
China Unicom Hong Kong, Ltd.	6,608,000	7,043,287
Hutchison Telecommunications Hong Kong Holdings, Ltd.	7,552,000	2,764,268

		9,807,555

Electronic Equipment & Instruments — (4.6%)
Digital China Holdings, Ltd.(1)	9,360,000	7,274,330
Zhuzhou CRRC Times Electric Co., Ltd.(1)	968,000	5,339,726

		12,614,056

Food Products — (0.9%)
Want Want China Holdings, Ltd.(1)	3,993,000	2,444,515

Hotels, Restaurants & Leisure — (1.7%)
Sands China, Ltd.	1,204,400	4,594,754

Household Products — (0.7%)
Vinda International Holding, Ltd.	984,000	1,902,332

Industrial Conglomerates — (5.9%)
Beijing Enterprises Holdings, Ltd.	1,182,500	6,660,126
CK Hutchison Holdings, Ltd.	596,500	6,980,654
Jardine Matheson Holding, Ltd.	46,400	2,751,520

		16,392,300

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (unaudited)(continued)

July 31, 2016

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG (continued)
Internet Software & Services — (11.0%)
Alibaba Group Holding, Ltd. ADR*(1)	114,718		$9,461,941
Baidu Inc. ADR*	16,749		2,673,140
Tencent Holdings, Ltd.	757,500		18,207,961

			30,343,042

Metals & Mining — (0.2%)
Tiangong International Co., Ltd.	7,246,000		541,659

Oil, Gas & Consumable Fuels — (2.4%)
CNOOC, Ltd.	5,467,000		6,538,783

Pharmaceuticals — (0.9%)
CSPC Pharmaceutical Group, Ltd..	2,892,000		2,501,040

Real Estate Management & Development — (9.4%)
China Overseas Land & Investment, Ltd.	2,282,000		7,499,903
Sun Hung Kai Properties, Ltd.	1,289,000		18,440,630

			25,940,533

Semiconductors & Semiconductor Equipment — (1.6%)
Semiconductor Manufacturing International Corp.*	56,362,000		4,576,430

Textiles, Apparel & Luxury Goods — (1.3%)
Li & Fung, Ltd.(1)	7,010,000		3,505,497

Wireless Telecommunication Services — (3.6%)
China Mobile, Ltd.	801,000		9,874,551

TOTAL HONG KONG — (Cost $159,771,988)		57.3%	157,891,179

HONG KONG — “H” SHARES
Automobiles — (3.4%)
Qingling Motors Co., Ltd.#(1)	28,960,000		9,256,570

Commercial Banks — (6.0%)
China Construction Bank Corp	7,828,000		5,246,310
China Merchants Bank Co., Ltd.(1)	5,322,000		11,386,305

			16,632,615

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (unaudited)(continued)

July 31, 2016

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG — “H” SHARES (continued)
Independent Power Producers & Energy Traders — (1.0%)
China Resources Power Holdings Co., Ltd.	1,778,000		$2,832,370

Insurance — (3.1%)
Ping An Insurance (Group) Company of China, Ltd.	1,819,500		8,489,077

Transportation Infrastructure — (1.1%)
Qingdao Port International Co., Ltd. 144A#(1)	6,596,000		3,009,427

TOTAL HONG KONG — “H” SHARES — (Cost $41,410,892)		14.6%	40,220,059

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $201,182,880)		71.9%	198,111,238

TAIWAN
Computers & Peripherals — (2.3%)
Advantech Co., Ltd.	798,841		6,205,951

Diversified Financial Services — (1.9%)
Fubon Financial Holdings Co., Ltd.	4,270,000		5,303,559

Diversified Telecommunication Services — (1.4%)
Chunghwa Telecom Co., Ltd.	1,110,000		3,946,528

Electronic Equipment & Instruments — (5.6%)
Delta Electronics, Inc.	1,548,359		8,148,492
Hon Hai Precision Industry Co., Ltd.	1,002,000		2,759,008
Largan Precision Co., Ltd.	41,000		4,392,444

			15,299,944

Insurance — (1.4%)
Cathay Financial Holding Co., Ltd.	3,462,000		3,887,877

Machinery — (1.0%)
King Slide Works Co., Ltd.(1)	239,000		2,901,121

Semiconductors & Semiconductor Equipment — (8.8%)
Taiwan Semiconductor Manufacturing Co., Ltd.	4,461,000		24,105,582

TOTAL TAIWAN — (Cost $50,394,080)		22.4%	61,650,562

TOTAL COMMON STOCK — (Cost $251,576,960)		94.3%	259,761,800

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (unaudited)(continued)

July 31, 2016

Name of Issuer and Title of Issue	Shares		Value (Note A)
EQUITY-LINKED SECURITY
Hotels, Restaurants & Leisure — (1.8%)
China CYTS Tours Holding Co., Ltd. Access Product (expiration 01/17/17) 144A(2) (Cost $5,118,030)	1,635,575		$5,004,860

COLLATERAL FOR SECURITIES ON LOAN — (0.9%)
State Street Navigator Securities Lending Prime Portfolio (Cost $2,420,635)	2,420,635		2,420,635

	Face Amount
SHORT TERM INVESTMENT — (2.2%)
Repurchase Agreement with State Street Bank and Trust, dated 07/29/16, 0.01%, due 08/01/16, proceeds $5,977,005; collateralized by U.S. Treasury Note, 2.13%, due 01/31/21, valued at $6,096,828, including interest. Cost $5,977,000)	$5,977,000		5,977,000

TOTAL INVESTMENTS** — (Cost $265,092,625)		99.2%	273,164,295

OTHER ASSETS AND LIABILITIES		0.8%	2,121,664

NET ASSETS		100.0%	$275,285,959

Notes to Schedule of Investments

*	Denotes non-income producing security.

#	Illiquid security.

(1)	Securities (or a portion of the security) is on loan. As of July 31, 2016, the market value of the securities loaned was $46,893,976. The loaned securities were secured with cash collateral of $2,420,635 and non-cash collateral with a value of $47,948,692. The non-cash collateral received consists of equity securities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(2)	Equity linked securities issued by Citigroup Global Markets Holdings.

144A Securities restricted for resale to Qualified Institutional Buyers in the United States or to non-US persons. At July 31, 2016, these restricted securities amounted to $8,014,287, which represented 2.9% of total net assets.

ADR American Depositary Receipt

**	At July 31, 2016, the aggregate cost for Federal income tax purposes is substantially the same as the aggregate cost for book purposes. Because tax adjustments are calculated annually, the following does not reflect tax adjustments. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Gross unrealized appreciation of investments was $40,254,818 and gross unrealized depreciation of investments was $32,183,148, resulting in net unrealized appreciation of investments of $8,071,670.

NOTE A – Security valuation:

Portfolio securities listed on recognized United States or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments, if any, are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager or Direct Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Fair Value Measurement

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Inputs that are unobservable.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description	Level 1	Level 2	Level 3	Total
Common Stock	$259,761,800	$—	$—	$259,761,800
Equity-Linked Security	—	5,004,860	—	5,004,860
Collateral For Securities On Loan	2,420,635	—	—	2,420,635
Short Term Investment	—	5,977,000	—	5,977,000

TOTAL INVESTMENTS	$262,182,435	$10,981,860	$—	$273,164,295

The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. As of July 31, 2016, there were no transfers between Level 1, 2 or 3.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) is attached as an exhibit to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:	/s/ Joseph S. Quirk
Joseph S. Quirk
President of The China Fund, Inc.

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph S. Quirk
Joseph S. Quirk
President of The China Fund, Inc.
Date:	September 26, 2016

By:	/s/ Monique Labbe
Monique Labbe
Treasurer of The China Fund, Inc.

Date:	September 26, 2016